Taxes On Income - Additional Information (Detail) $ in Thousands, ₪ in Billions				12 Months Ended
	Jan. 01, 2018	Mar. 31, 2017 ILS (₪)	Jan. 01, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Corporate tax rate				25.00%	26.50%	26.50%
Total revenues				$ 1,741,301	$ 1,629,838	$ 1,495,816
Minimum obligation to invest during five years period						111,000
Undistributed earnings of foreign subsidiaries				217,045
Unrecognized deferred tax liability on undistributed earnings of foreign subsidiaries				37,282
Unrecognized tax benefit liability adjusted within 12 months				43,661
Uncertain tax positions interest expense				6,025	7,534	$ 6,214
Uncertain tax positions accrued interest				21,051	$ 17,413
Minimum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate							15.00%
Maximum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate							20.00%
Israel | Subsequent Event
Operating Loss Carryforwards [Line Items]
Reduction of corporate tax rate			24.00%
Israel | Scenario, Forecast
Operating Loss Carryforwards [Line Items]
Reduction of corporate tax rate	23.00%
U S Federal
Operating Loss Carryforwards [Line Items]
U.S. federal loss carry forward				$ 501,047
Operating loss carry forward expiration years				2020
U S State
Operating Loss Carryforwards [Line Items]
U.S. federal loss carry forward				$ 139,768
U S State | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years				2017
U S State | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years				2034
Research And Development Tax Credit
Operating Loss Carryforwards [Line Items]
U.S. federal loss carry forward				$ 18,764
Research And Development Tax Credit | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years				2019
Research And Development Tax Credit | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years				2035
January 1, 2014 thereafter
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate								16.00%
Technological Preferred Enterprise | Scenario, Forecast
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate		12.00%
Technological Preferred Enterprise | Maximum | Scenario, Forecast
Operating Loss Carryforwards [Line Items]
Total revenues | ₪		₪ 10